CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.6	₪ 0.6
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	20,868,826	20,518,794
Ordinary shares, shares outstanding	20,865,568	20,515,536